united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 6/30/15

Item 1. Reports to Stockholders.

ACM Dynamic Opportunity Fund

Class A Shares – ADOAX
Class I Shares – ADOIX

Semi-Annual Report
June 30, 2015

1-844-798-3833

www.acm-funds.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

ACM Dynamic Opportunity Fund

Portfolio Review (Unaudited)

June 30, 2015

The Fund's performance figures* for the period ended June 30, 2015, compared to its benchmark:

(Annualized)
Since Inception
January 20, 2015
ACM Dynamic Opportunity Fund - Class A	7.47%
ACM Dynamic Opportunity Fund - Class A with load	1.26%
ACM Dynamic Opportunity Fund - Class I	7.53%
S&P 500 Index **	6.87%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods less than one year are not annualized. The Fund's Advisor has contractually agreed to reduce its fees and to reimburse expenses at least until April 30, 2017. The Fund's total annual operating expense before fee waiver and/or reimbursements, including underlying fund fees is 2.50% and 2.25% for Class A and Class I, respectively per the most recent prospectus. Class A shares are subject to a maximum sales charge of 5.75%. For performance information current to the most recent month-end, please call 1-844-798-3833.

**	The S&P 500 Index, is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

Holdings by Asset Class	% of Net Assets
Common Stock	64.2%
Money Market Fund	32.5%
Other	3.3%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

ACM Dynamic Opportunity Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

June 30, 2015

Shares		Value
	COMMON STOCK - 64.2%
	AEROSPACE/DEFENSE - 1.3%
6,000	Spirit AeroSystems Holdings, Inc. *	$330,660

	APPAREL - 5.7%
2,000	G-III Apparel Group Ltd. * ^	140,700
10,000	Hanesbrands, Inc. ^	333,200
1,800	NIKE, Inc.	194,436
2,000	Skechers U.S.A., Inc. * ^ #	219,580
7,000	Under Armour, Inc. * ^	584,080
		1,471,996
	BEVERAGES - 3.3%
4,100	Constellation Brands, Inc. ^	475,682
2,800	Monster Beverage Corp. *	375,256
		850,938
	BIOTECHNOLOGY - 4.7%
2,500	AMAG Pharmaceuticals, Inc. * ^	172,650
8,000	Cambrex Corp. * ^	351,520
5,000	Celgene Corp. * ^	578,675
500	Illumina, Inc. *	109,180
		1,212,025
	COMMERCIAL SERVICES - 3.0%
1,800	FleetCor Technologies, Inc. *	280,908
6,850	Verisk Analytics, Inc. *	498,406
		779,314
	COMPUTERS - 6.1%
6,000	Apple, Inc. ^	752,550
6,000	EPAM Systems, Inc. * ^	427,380
5,500	Fleetmatics Group PLC *	257,565
2,500	Virtusa Corp. *	128,500
		1,565,995
	DIVERSIFIED FINANCIAL SERVICES - 3.5%
7,500	Visa, Inc. ^	503,625
18,000	WisdomTree Investments, Inc.	395,370
		898,995
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.9%
1,300	Acuity Brands, Inc. ^	233,974

	ELECTRONICS - 2.0%
4,000	Thermo Fisher Scientific, Inc. ^	519,040

	FOOD - 1.3%
6,500	The WhiteWave Foods Co. * ^	317,720

	HAND/MACHINE TOOLS - 1.2%
2,000	Snap-on, Inc.	318,500

	HEALTHCARE-PRODUCTS - 1.4%
2,500	Edwards Lifesciences Corp. * ^	356,075

	HOLDING COMPANIES-DIVERSIFIED - 1.5%
11,000	Horizon Pharma Plc *	382,140

	HOUSEHOLD PRODUCTS/WARES - 0.8%
2,000	Helen of Troy Ltd. * ^	194,980

See accompanying notes to financial statements.

ACM Dynamic Opportunity Fund

PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

June 30, 2015

Shares		Value
	INTERNET - 6.9%
6,500	Facebook, Inc. * ^	$557,473
3,500	FireEye, Inc. * #	171,185
900	Google, Inc. * ^	486,036
6,000	Stamps.com, Inc. *	441,420
4,000	VASCO Data Security International, Inc. *	120,760
		1,776,874
	PHARMACEUTICALS - 5.3%
1,700	Allergan PLC *	515,882
6,500	Impax Laboratories, Inc. *	298,480
2,300	USANA Health Sciences, Inc. *	314,318
5,000	Zoetis, Inc. ^	241,100
		1,369,780
	RETAIL - 7.1%
4,000	Jack in the Box, Inc.	352,640
2,575	O'Reilly Automotive, Inc. *	581,898
5,000	Starbucks Corp. ^	268,075
4,000	Ulta Salon Cosmetics & Fragrance, Inc. * ^	617,800
		1,820,413
	SEMICONDUCTORS - 2.7%
2,000	Avago Technologies Ltd.	265,860
4,000	Skyworks Solutions, Inc.	416,400
		682,260
	SOFTWARE - 4.8%
6,000	BroadSoft, Inc. *	207,420
6,500	Medidata Solutions, Inc. *	353,080
8,000	Paycom Software, Inc. *	273,200
3,000	Tyler Technologies, Inc. *	388,140
		1,221,840
	TELECOMMUNICATIONS - 0.7%
1,000	Palo Alto Networks, Inc. *	174,700
	TOTAL COMMON STOCK (Cost $15,562,511)	16,478,219
Contracts
	PUT OPTIONS PURCHASED - 0.4% **
	FireEye, Inc.
82	Expiration September 2015, Exercise Price $50.00 *	40,180
	Powershares QQQ Trust Series 1
200	Expiration September 2015, Exercise Price $104.00 *	48,400
	Skechers U.S.A., Inc.
40	Expiration October 2015, Exercise Price $95.00 *	12,920
	TOTAL PUT OPTIONS PURCHASED (Cost $118,187)	101,500
Shares
	MONEY MARKET FUNDS - 32.5%
8,342,697	Fidelity Institutional Money Market Portfolio Institutional Class, 0.10% *** (Cost $8,342,697)	8,342,697
	TOTAL INVESTMENTS (Cost $24,023,395) (a) - 97.1%	$24,922,416
	SECURITIES SOLD SHORT (Proceeds $1,235,892) (a) - (4.8)%	(1,235,100)
	OTHER ASSETS LESS LIABILITIES - 7.7%	1,980,071
	NET ASSETS - 100.0%	$25,667,387

See accompanying notes to financial statements.

ACM Dynamic Opportunity Fund

PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

June 30, 2015

Shares		Value
	SECURITIES SOLD SHORT - (4.8)%
	EQUITY FUND - (4.8)%
(6,000)	SPDR S&P 500 ETF Trust (Proceeds $1,235,892)	$(1,235,100)

*	Non-Income producing security.

**	Each Purchased Put Option contract allows the Fund to sell 100 shares of the underlying security at the exercise price.

***	Money market fund; interest rate reflects seven-day effective yield on June 30, 2015.

^	All or part of these securities were held as collateral for securities sold short as of June 30, 2015.

#	All or part of these securities were held as collateral for written options as of June 30, 2015.

ETF - Exchange Traded Fund

(a)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes, including short sales is $22,787,503 and differs from market value by unrealized appreciation (depreciation) of securities and short sales as follows:

Unrealized Appreciation:	$1,014,033
Unrealized Depreciation:	(114,220)
Net Unrealized Appreciation:	$899,813

See accompanying notes to financial statements.

ACM Dynamic Opportunity Fund

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2015

ASSETS
Investment securities:
At cost	$24,023,395
At value	$24,922,416
Receivable for securities sold	3,200,128
Dividends and interest receivable	1,697
Prepaid expenses	2,876
TOTAL ASSETS	28,127,117

LIABILITIES
Securities sold short, at value (proceeds $1,235,892)	1,235,100
Payable for investments purchased	1,046,200
Due to Broker	120,002
Investment advisory fees payable	28,071
Payable for Fund shares repurchased	23,322
Distribution (12b-1) fees payable	7,035
TOTAL LIABILITIES	2,459,730
NET ASSETS	$25,667,387

Composition of Net Assets:
Paid in capital	$24,811,565
Undistributed net investment loss	(152,865)
Accumulated net realized gain from investments and securities sold short	108,874
Net unrealized appreciation on investments and securities sold short	899,813
NET ASSETS	$25,667,387

Net Asset Value Per Share:
Class A Shares:
Net Assets	$21,814,194
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,352,838
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$16.12
Maximum offering price per share
(net asset value plus maximum sales charge of 5.75%)	$17.10
Class I Shares:
Net Assets	$3,853,193
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	238,853
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$16.13

(a)	The Fund imposes a 1.00% redemption fee for any redemptions of Fund shares occurring within 30 days of purchase.

See accompanying notes to financial statements.

ACM Dynamic Opportunity Fund

STATEMENT OF OPERATIONS (Unaudited)

For the Period Ended June 30, 2015 *

INVESTMENT INCOME
Dividend Income	$33,674
Interest	2,129
Less: Foreign withholding taxes	(420)
TOTAL INVESTMENT INCOME	35,383

EXPENSES
Advisory fees	102,183
Distribution (12b-1) fees:
Class A	17,983
Administrative services fees	17,280
Accounting services fees	15,070
Audit fees	8,451
Legal fees	5,634
Compliance officer fees	5,634
Trustees fees and expenses	5,634
Printing and postage expenses	4,226
Custodian fees	3,381
Registration fees	3,200
Insurance expense	800
Non 12b-1 shareholder servicing fees	563
Interest expenses	531
Other expenses	10,726
TOTAL EXPENSES	201,296
Less: Fees waived by the Advisor	(13,048)
NET EXPENSES	188,248

NET INVESTMENT LOSS	(152,865)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	70,124
Securities sold short	38,750

Net change in unrealized appreciation (depreciation) on:
Investments	899,021
Securities sold short	792
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,008,687

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$855,822

*	The ACM Dynamic Opportunity Fund commenced operations on January 20, 2015.

See accompanying notes to financial statements.

ACM Dynamic Opportunity Fund

STATEMENT OF CHANGES IN NET ASSETS

For the Period Ended
June 30, 2015 (*)
(Unaudited)
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment loss	$(152,865)
Net realized gain on investments and securities sold short	108,874
Net change in unrealized appreciation on investments and securities sold short	899,813
Net increase in net assets resulting from operations	855,822

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	21,495,174
Class I	3,751,727
Redemption fee proceeds:
Class A	86
Payments for shares redeemed:
Class A	(426,866)
Class I	(8,556)
Net increase from shares of beneficial interest transactions	24,811,565

NET INCREASE IN NET ASSETS	25,667,387

NET ASSETS
Beginning of Period	—
End of Period *	$25,667,387
*Includes undistributed net investment income of:	$(152,865)

SHARE ACTIVITY
Class A:
Shares Sold	1,379,623
Shares Redeemed	(26,785)
Net increase in shares of beneficial interest outstanding	1,352,838

Class I:
Shares Sold	239,396
Shares Redeemed	(543)
Net increase in shares of beneficial interest outstanding	238,853

(*)	The ACM Dynamimc Opportunity Fund commenced operations on January 20, 2015.

See accompanying notes to financial statements.

ACM Dynamic Opportunity Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	Class A		Class I
	For the Period Ended		For the Period Ended
	June 30, 2015 (Unaudited) (1)		June 30, 2015 (Unaudited) (1)

Net asset value, beginning of period	$15.00		$15.00

Income from investment operations:
Net investment loss (2)	(0.14)		(0.12)
Net realized and unrealized gain on investments	1.26		1.25
Total from investment operations	1.12		1.13

Redemption fees collected	0.00	(3)	—

Net asset value, end of period	$16.12		$16.13

Total return (4)	7.47	% (5)	7.53	% (5)

Net assets, at end of year (000s)	$21,814		$3,853

Ratios/Supplemental Data:

Ratio of gross expenses to average net assets (6,7)	2.53	% (8)	2.28	% (8)

Ratio of net expenses to average net assets (7)	2.40	% (8)	2.15	% (8)

Ratio of net investment loss to average net assets	(1.95	)% (8)	(1.75	)% (8)

Portfolio Turnover Rate	272	% (5)	272	% (5)

(1)	The Fund commenced operations on January 20, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Annualized for periods less than one full year.

See accompanying notes to financial statements.

ACM Dynamic Opportunity Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2015

1.	ORGANIZATION

The ACM Dynamic Opportunity Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a statutory trust organized under the laws of the State of Delaware on December 5, 2011, and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund commenced operations on January 20, 2015. The Fund seeks long-term capital appreciation with a short-term focus on capital preservation.

The Fund offers Class A and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Class I shares of the Fund are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees, but have a higher minimum initial investment than Class A shares. All classes are subject to a 1% redemption fee on redemptions made with 30 days of the original purchase. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year then ended. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask prices. Options contracts listed on a securities exchange or board of trade (not including Index Options contracts) for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale at the mean between the current bid and ask prices on the valuation date. Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the mean between the current bid and ask prices on the valuation date. Investments in open-end investment companies are valued at net asset value. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board of Trustees (“Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor

ACM Dynamic Opportunity Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2015

to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing

ACM Dynamic Opportunity Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2015

in those securities. The following tables summarize the inputs used as of June 30, 2015 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments *
Common Stock	$16,478,219	$—	$—	$16,478,219
Options Purchased	101,500	—	—	101,500
Short-Term Investments	8,342,697	—	—	8,342,697
Total Investments	$24,922,416	$—	$—	$24,922,416

Liabilities
Securities Sold Short
Exchange Traded Funds	$1,235,100	$—	$—	$1,235,100
Total Liabilities	$1,235,100	$—	$—	$1,235,100

*	Refer to the Portfolio of Investments for industry classification.

The Fund did not hold any Level 2 or Level 3 securities during the period ended June 30, 2015.

There were no transfers into or out of any level during the current period. It is the Fund’s policy to recognize transfers into or out of any Level at the end of the reporting period.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Short Sales – A “short sale” is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of the security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss, potentially unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

Option Transactions – The Fund are subject to equity price risk in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When the Fund writes put and call options, an amount equal to the premium received is included in the statement of assets and liability as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

ACM Dynamic Opportunity Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2015

The notional value of the derivative instruments outstanding as of June 30, 2015 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the period ended June 30, 2015:

Derivative Investment Type	Location of Gain/Loss on Derivative
Equity	Net realized gain (loss) from options purchased
Net change in unrealized appreciation (depreciation) on option contracts purchased

The following is a summary of the Fund’s realized gain (loss) on derivative investments recognized in the Statement of Operations categorized by primary risk exposure for the period ended June 30, 2015:

Realized loss on derivatives recognized in the Statement of Operations
		Total for the
		Period Ended
Derivative Investment Type	Equity Risk	June 30, 2015
Options purchased	$(37,180)	$(37,180)
	$(37,180)	$(37,180)

Changes in unrealized depreciation on derivatives recognized in the Statement of Operations
		Total for the
		Period Ended
Derivative Investment Type	Equity Risk	June 30, 2015
Options purchased	$(16,687)	$(16,687)
	$(16,687)	$(16,687)

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2015 tax return.. The Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

ACM Dynamic Opportunity Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2015

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the period ended June 30, 2015, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to $49,875,602 and $34,420,394, respectively.

4.	INVESTMENT ADVISORY AGREEMENT, TRANSACTIONS WITH AFFILIATES AND OTHER FEES

Ascendant Capital Management, LLC serves as the Fund’s investment advisor (the “Advisor”). Pursuant to an advisory agreement with the Trust on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee computed and accrued daily and paid monthly, based on the Fund’s average daily net assets and is computed at the annual rate of 1.25%. Pursuant to the advisory agreement, the Fund accrued $102,183 in advisory fees for the period ended June 30, 2015.

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund (“Waiver Agreement”) until at least April 30, 2017, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)), will not exceed 2.40% and 2.15% of the daily average net assets attributable to each of the Class A and Class I shares, respectively. The Advisor may seek reimbursement for expenses waived or paid by it during the prior three fiscal years; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the period ended June 30, 2015, the Advisor waived fees in the amount of $13,048.

The Board, on behalf of the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan for Class A shares (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”). Under the Plan, the Fund may pay 0.25% per year of the average daily net assets of the Class A shares to the Distributor to be used to pay for distribution and shareholder servicing activities. For the period ended June 30, 2015, pursuant to the Plan, Class A shares incurred $17,983.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”)

GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

ACM Dynamic Opportunity Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2015

Blue Giant, LLC (“BluGiant”)

BluGiant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Fund.

6.	REDEMPTION FEES

The Fund may asses a short term redemption fee of 1.00% of the total redemption amount of shareholders sell their share after holding them for less than thirty days. The redemption fee is paid directly to the Fund from which the redemption is made. For the period ended June 30, 2015, the Fund collected $86 in redemption fees.

7.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently seeks to achieve its investment objectives by investing a portion of its assets in the Fidelity Institutional Money Market Portfolio Institutional Class. The Fund may redeem its investments from this Security at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of this Security. The annual report of the Security, along with the report of the independent registered public accounting firm is included in the Securities N-CSR’s available at “www.sec.gov” or on the Fund’s website, “www.Fidelity.com”. As of June 30, 2015, the percentage of the Fund’s net assets invested in the Fidelity Money Market Portfolio Institutional Class was 32.5%.

8.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2015, Charles Schwab held 94.9% of the voting securities for the sole benefit of customers and may be deemed to control the Fund.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

ACM Dynamic Opportunity Fund

EXPENSE EXAMPLES (Unaudited)

June 30, 2015

As a shareholder of the ACM Dynamic Opportunity Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchases and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Tactical Asset Allocation Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period beginning January 20, 2015 and ending June 30, 2015.

Table 1. Actual Expenses

Table 1 “Actual Expenses” provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period”.

Table 2. Hypothetical Example for Comparison Purposes

Table 2 below provides information about hypothetical account values and hypothetical expenses based on the ACM Dynamic Opportunity Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Table 1

		Beginning	Ending Account	Expenses Paid During
Actual	Annualized	Account Value	Value	Period
Expenses	Expense Ratio	1/20/15	6/30/2015	1/20/15 – 6/30/15
Class A	2.40%	$1,000.00	$1,074.70	$11.62
Class I	2.15%	$1,000.00	$1,075.30	$10.41

Table 2

		Beginning	Ending Account	Expenses Paid During
Hypothetical	Annualized	Account Value	Value	Period *
(5% return before expenses)	Expense Ratio	1/20/15	6/30/2015	1/20/15 – 6/30/15
Class A	2.40%	$1,000.00	$1,012.13	$11.27
Class I	2.15%	$1,000.00	$1,013.30	$10.10

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (161) divided by the number of days in the fiscal year (345).

Approval of Advisory Agreement – ACM Dynamic Opportunity Fund

In connection with a meeting held on November 19th and 20th, 2014, the Board of Trustees (the “Board” or the “Trustees”) of the Northern Lights Fund Trust III (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as revised, discussed the approval of the investment advisory agreement (the “Advisory Agreement”) between Ascendant Capital Management, LLC (“ACM”), and the Trust, with respect to the ACM Dynamic Opportunity Fund (“Dynamic” or the “Fund”). In considering the approval of the Advisory Agreement, the Trustees received materials specifically relating to ACMand the Advisory Agreement.

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements and the weight to be given to each such factor. The Trustees conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreement.

Nature, Extent & Quality of Service. The Board noted that ACM is a new investment adviser founded in 2014 to provide advisory services to Dynamic, but ACM’s principal also owns a separate fee based advisory firm which has been in existence for eight years. The Board reviewed the background information of the key investment personnel responsible for servicing the Fund and noted that the two portfolio managers have over 27 years of combined financial industry experience related to covered equity research, debt and derivative analysis, in addition to contributions to several financial news media and print outlets. The Board reviewed ACM’s investment process, acknowledging that in carrying out investment decisions, ACM will conduct research and analysis of the individual stocks recommended for inclusion in the portfolio and determine and monitor appropriate position sizes. With the understanding that not all strategy risks can be eliminated, the Board noted that ACM has developed a rules-based hedging overlay strategy aimed at capital preservation during prolonged market downturns and focused on capital appreciation during prolonged market upturns. The Board noted ACM’s lack of mutual fund experience, but positively noted that ACM had hired an outside compliance consultant to assist with the implementation of a compliance program that consisted of checklist-based portfolio monitoring, monthly reporting and regular meetings to discuss and ensure compliance items are addressed appropriately. The Board concluded that, while a new adviser, ACM appears to have the potential to provide high quality service to Dynamic and its future shareholders.

Performance. The Board reviewed the results of the KAM Balanced strategy, a different strategy from the one to be used by Dynamic but managed by the same investment team that will be managing the Fund. The KAM Balanced strategy outperformed its blended benchmark index (consisting of a blend of 50% of the S&P 500 and 50% Barclays Agg. Index) for both the one year, five year, and since inception periods. The Board concluded that, although past performance is not a guarantee of future returns, the ACM investment team has shown it has the potential to deliver reasonable performance for the benefit of Dynamic and its future shareholders.

Fees & Expenses. The Board considered that ACM proposed an annual management fee of 1.25%, which was lower than the peer group and Morningstar category average fees. The Board observed that the Fund’s expected expense ratio of 2.40%, after waiver, is lower than the peer group average, higher than the Morningstar average, but within the Morningstar range. The Board noted that ACM, through its affiliates, does charge a lower fee to its separate accounts than is proposed for the Fund, but that these accounts are not comparable, as there is no hedging aspect to their strategy. The Board concluded that, in consideration that the Fund will be actively managed and has a risk management overlay component, the proposed management fee is reasonable.

Economies of Scale. The Board discussed the anticipated size of the Fund and its prospects for growth. The Trustees concluded that based on the anticipated size of the Fund, meaningful economies justifying breakpoints will not likely be realized during the initial year of the agreement. The Board noted that ACM’s representatives have been receptive to this discussion and agreed to evaluate the implementation of breakpoints as the Fund grows and achieves economies of scale. The Board agreed to monitor and readdress the issue at the appropriate time.

Profitability. The Board considered the anticipated profits to be realized by ACM in connection with the operation of Dynamic and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. The Trustees noted that ACM expects to incur a modest loss from its relationship with the Fund during the initial year of the Advisory Agreement. The Board was satisfied that ACM’s anticipated profitability level associated with its relationship with the Fund was not excessive.

Conclusion. Having requested and received such information from ACM as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure was reasonable and that approval of the Advisory Agreement was in the best interests of the Trust and the shareholders of Dynamic.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡         Social Security number and income

¡         assets, account transfers and transaction history

¡         investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes – to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes – information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes – information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

¡        open an account or give us contact information

¡        provide account information or give us your income information

¡        make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡        sharing for affiliates’ everyday business purposes—information about your creditworthiness

¡         affiliates from using your information to market to you

¡         sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡ Northern Lights Fund Trust III doesn’t jointly market.

This Page Intentionally Left Blank.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-844-798-3833 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-844-798-3833.

INVESTMENT ADVISOR
Ascendant Capital Management, LLC
10866 Wilshire Blvd., Suite 1600
Los Angeles, CA 90024

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ James Ash

James Ash, Principal Executive Officer/President

Date 9/2/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James Ash

James Ash, Principal Executive Officer/President

Date 9/2/15

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 9/2/15